PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2015	2016
	RMB	RMB

Buildings	63,643	64,222
Capital lease of property	12,000	12,000
Motor vehicles	7,113	6,173
Office and computer equipment	87,067	87,121
Leasehold improvements	66,849	70,321
Sub-total	236,672	239,837
Less: accumulated depreciation	(141,690)	(151,830)
Total	94,982	88,007